Deferred income - General information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income.
Carbon Dioxide Emissions Allowances	$ 24,965
Government grant	2,015	$ 3,842
Total	$ 26,980	$ 3,842